STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Minimum allocation to fund general reserve funds, after tax profits (as a percent)	10.00%
Maximum allocation to fund general reserve funds, reserve registered capital (as a percent)	50.00%
Amount of Appropriations to reserves		¥ 0	¥ 0
Paid-in capital, capital reserve and statutory reserves not available for distribution	¥ 8,283,560	2,740,408
Statutory reserve fund	¥ 168,541	¥ 125,389